Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2011
Prepaid Expenses and Other Current Assets
7.	Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	December 31,
	2010	2011
	RMB’000	RMB’000	US$’000

Prepaid expenses for bandwidth, rented computer rooms and cabinets	4,975	15,478	2,459
Deferred initial public offering costs	5,325	—	—
Staff field advances	454	993	158
Interest receivable	—	10,295	1,636
Other receivables	3,615	20,809	3,306

	14,369	47,575	7,559

Prepaid expense for bandwidth, rented computer rooms and cabinets represents the unamortized portion of prepayments made to the Company’s telecom operators and certain technology companies, who provide the Company with access to bandwidth and computer rooms and cabinets.

Deferred initial public offering costs represent the deferred costs incurred by the Company directly attributable to the Company’s pursuit of an IPO in the U.S. market, which are incremental to the Company and are charged against the gross proceeds received from the IPO.

Others receivables include rental deposits, tax recoverable and other miscellaneous items.